February 11, 2021

EDGAR

United States Securities and

Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re: Form N-CSR

John Hancock Hedged Equity & Income Fund (the "Registrant")

File Nos. 811-22441

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending December 31, 2020.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,

/s/ Salvatore Schiavone

Salvatore Schiavone

Treasurer